UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2023

The accompanying notes are an integral part of these financial statements.

Item 1. Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2023 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.5%
Canada | 5.7%
Canadian National Railway Co.	20,314	$2,396,947
Dollarama, Inc.	44,068	2,633,646
National Bank of Canada	61,933	4,429,939
Toromont Industries Ltd.	36,950	3,032,825
		12,493,357
China | 3.2%
Alibaba Group Holding Ltd. ADR (*)	15,607	1,594,723
NXP Semiconductors NV	16,065	2,995,721
Tencent Holdings Ltd.	52,800	2,579,985
		7,170,429
Denmark | 1.0%
Carlsberg AS, Class B	13,831	2,138,552
France | 5.0%
Legrand SA	19,797	1,810,818
LVMH Moet Hennessy Louis Vuitton SE	4,075	3,734,565
Pernod Ricard SA	11,923	2,701,511
Thales SA	18,745	2,771,254
		11,018,148
Germany | 1.0%
Merck KGaA	11,432	2,125,442
Hong Kong | 1.2%
AIA Group Ltd.	243,200	2,555,395
India | 1.4%
HDFC Bank Ltd. ADR	46,928	3,128,690
Japan | 4.2%
BayCurrent Consulting, Inc.	43,100	1,788,346
Kadokawa Corp.	88,100	1,879,395
Nintendo Co. Ltd.	53,200	2,062,323
Olympus Corp.	113,500	1,993,293
Shimano, Inc.	9,500	1,648,046
		9,371,403
Netherlands | 3.4%
ASM International NV	5,082	2,063,761
Wolters Kluwer NV	43,539	5,494,143
		7,557,904
Spain | 1.0%
Industria de Diseno Textil SA	62,769	2,107,963
Sweden | 1.9%
Assa Abloy AB, Class B	58,620	1,407,457
Hexagon AB, B Shares	248,569	2,860,355
		4,267,812
Description	Shares	Fair Value
Switzerland | 4.2%
ABB Ltd.	97,906	$3,357,399
Partners Group Holding AG	2,331	2,197,750
Swatch Group AG	10,628	3,654,351
		9,209,500
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,514	3,954,652
United Kingdom | 6.7%
Coca-Cola Europacific Partners PLC	46,260	2,738,129
Diageo PLC	73,734	3,290,777
RELX PLC	140,382	4,545,856
Unilever PLC	80,495	4,170,271
		14,745,033
United States | 55.8%
Accenture PLC, Class A	18,284	5,225,750
Alphabet, Inc., Class A (*)	68,965	7,153,739
Amazon.com, Inc. (*)	53,600	5,536,344
Amphenol Corp., Class A	32,840	2,683,685
Aon PLC, Class A	15,058	4,747,637
Avery Dennison Corp.	10,070	1,801,825
Bank of America Corp.	77,868	2,227,025
Booz Allen Hamilton Holding Corp.	40,203	3,726,416
BRP, Inc.	24,002	1,878,248
Charles Schwab Corp.	49,395	2,587,310
Coca-Cola Co.	65,038	4,034,307
Computershare Ltd.	122,113	1,770,007
Deere & Co.	6,282	2,593,712
Dollar General Corp.	13,840	2,912,766
Estee Lauder Cos., Inc., Class A	14,836	3,656,481
Intercontinental Exchange, Inc.	37,174	3,876,876
IQVIA Holdings, Inc. (*)	21,207	4,217,860
Johnson & Johnson	28,177	4,367,435
McDonald’s Corp.	11,234	3,141,139
Microsoft Corp.	29,708	8,564,816
Motorola Solutions, Inc.	15,075	4,313,410
NIKE, Inc., Class B	22,728	2,787,362
Procter & Gamble Co.	24,232	3,603,056
PTC, Inc. (*)	20,896	2,679,494
Rockwell Automation, Inc.	9,887	2,901,340
S&P Global, Inc.	9,807	3,381,159
Sysco Corp.	23,588	1,821,701
Texas Instruments, Inc.	20,935	3,894,119
Thermo Fisher Scientific, Inc.	9,497	5,473,786
TopBuild Corp. (*)	7,334	1,526,499
UnitedHealth Group, Inc.	6,267	2,961,722

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2023 (unaudited)

Description	Shares	Fair Value
Visa, Inc., Class A	19,723	$4,446,748
Warner Music Group Corp., Class A	38,672	1,290,485
Wells Fargo & Co.	61,247	2,289,413
Zoetis, Inc.	17,809	2,964,130
		123,037,802
Total Common Stocks (Cost $162,110,603)		214,882,082

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 8.2%
Brazil | 2.8%
Brazil Notas do Tesouro Nacional:
10.00%, 01/01/27	7,396	$1,371,131
10.00%, 01/01/29	26,360	4,689,872
		6,061,003
Dominican Republic | 0.5%
Dominican Republic International Bonds, 10.50%, 04/07/23 (#)	65,400	1,194,879
Indonesia | 0.7%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,567,316
Malaysia | 2.1%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,319,120
3.733%, 06/15/28	10,500	2,386,433
		4,705,553
Mexico | 1.2%
Mexico Bonos, 7.75%, 05/29/31	49,000	2,548,354
South Africa | 0.9%
South Africa Government Bonds, 10.50%, 12/21/26	32,000	1,913,586
Total Foreign Government Obligations (Cost $20,412,810)		17,990,691

Description	Shares	Fair Value
Short-Term Investments | 5.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $12,764,073)	12,764,073	$12,764,073
Description	Fair Value
Total Investments | 111.5% (Cost $195,287,486) (»)	$245,636,846
Liabilities in Excess of Cash and Other Assets | (11.5)%	(25,249,393)
Net Assets | 100.0%	$220,387,453

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2023 (unaudited)

Forward Currency Contracts open at March 31, 2023

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	7,146,800	USD	1,360,000	HSB	05/16/23	$39,731	$—
CLP	2,691,044,250	USD	3,253,000	CIT	08/28/23	78,334	—
CNY	24,654,745	USD	3,415,731	HSB	05/08/23	183,174	—
COP	4,640,552,000	USD	874,586	CIT	08/10/23	96,404	—
COP	5,525,147,430	USD	1,111,000	CIT	08/10/23	45,083	—
COP	10,056,900,000	USD	2,100,000	JPM	09/06/23	—	7,333
HUF	474,147,950	EUR	1,069,105	CIT	04/20/23	185,669	—
HUF	1,749,757,107	USD	4,203,116	CIT	06/14/23	680,813	—
IDR	73,902,495,000	USD	4,761,820	CIT	12/27/23	149,529	—
ILS	11,519,982	USD	3,204,000	CIT	09/26/23	25,117	—
INR	607,878,570	USD	7,225,038	CIT	04/17/23	171,868	—
KRW	3,454,643,850	USD	2,499,200	HSB	05/09/23	150,621	—
KZT	797,268,000	USD	1,682,000	SCB	04/18/23	53,356	—
KZT	1,119,110,000	USD	2,270,000	SCB	09/20/23	73,573	—
MXN	113,221,934	USD	5,467,546	HSB	04/05/23	814,328	—
MXN	84,776,286	USD	4,455,110	HSB	09/29/23	89,605	—
PEN	8,907,597	USD	2,275,830	CIT	11/03/23	63,748	—
PHP	181,115,290	USD	3,262,163	JPM	12/13/23	60,674	—
PLN	4,614,150	EUR	943,203	CIT	08/16/23	30,017	—
PLN	9,779,888	USD	2,230,000	CIT	08/01/23	19,199	—
PLN	5,067,035	USD	1,126,000	CIT	08/16/23	38,240	—
RON	22,951,768	EUR	4,388,064	JPM	05/05/23	258,514	—
RON	4,752,300	USD	1,022,000	JPM	05/05/23	18,589	—
SGD	2,885,850	USD	2,200,000	SCB	05/02/23	—	29,582
THB	12,378,300	USD	375,498	CIT	09/06/23	—	8,070
THB	41,799,240	USD	1,164,000	CIT	09/06/23	76,738	—
USD	2,307,879	BRL	12,120,058	HSB	05/16/23	—	65,886
USD	1,142,000	EUR	1,076,552	CIT	04/20/23	—	26,559
USD	790,000	INR	65,609,500	CIT	04/17/23	—	8,362
USD	1,540,000	MXN	28,445,648	HSB	04/05/23	—	38,245
USD	4,612,420	MXN	84,776,286	HSB	04/05/23	—	91,208
UYU	214,972,580	USD	5,458,304	JPM	06/29/23	17,309	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$3,420,233	$275,245

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2023 (unaudited)

Currency Abbreviations:

BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar
UYU	— Uruguayan Peso

Counterparty Abbreviations:

CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2023 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2023 these securities amounted to 0.5% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks:
Aerospace & Defense	1.2%
Banks	5.4
Beverages	6.8
Broadline Retail	5.8
Building Products	0.6
Capital Markets	5.4
Communications Equipment	2.0
Consumer Staples Distribution & Retail	0.8
Containers & Packaging	0.8
Electrical Equipment	3.7
Electronic Equipment, Instruments & Components	2.5
Entertainment	1.5
Financial Services	2.0
Ground Transportation	1.1
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	1.4
Household Durables	0.7
Household Products	1.6
Insurance	3.3
Interactive Media & Services	4.4
IT Services	3.2
Leisure Products	1.6
Life Sciences Tools & Services	4.4
Machinery	1.2
Media	0.9
Personal Care Products	3.6
Pharmaceuticals	4.3
Professional Services	7.1
Semiconductors & Semiconductor Equipment	5.9
Software	5.1
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	4.6
Trading Companies & Distributors	1.4
Subtotal	97.5
Foreign Government Obligations	8.2
Short-Term Investments	5.8
Total Investments	111.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

The accompanying notes are an integral part of these financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2023

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2023

The accompanying notes are an integral part of these financial statements.